FINANCIAL RISK MANAGEMENT - Financial instruments (Details)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)
FINANCIAL RISK MANAGEMENT
Financial assets			$ 3,003,963			$ 5,791,923
Financial liabilities			1,005,308			945,130
Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities			1,005,308			945,130
Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets			2,131,741			5,487,035
Trade and other receivables
FINANCIAL RISK MANAGEMENT
Financial assets			818,766			301,383
Performance bond and deposits
FINANCIAL RISK MANAGEMENT
Financial assets			$ 53,456			$ 3,505
Foreign currency risk
FINANCIAL RISK MANAGEMENT
Financial assets	€ 27,052	$ 203,723		€ 28,952	$ 2,157,796
Financial liabilities	1,900	117,992			116,063
Foreign currency risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,900	117,992			116,063
Foreign currency risk | Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets	€ 27,052	201,737		€ 28,952	2,154,291
Foreign currency risk | Bonds and deposits
FINANCIAL RISK MANAGEMENT
Financial assets		$ 1,986			$ 3,505